Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jun. 09, 2017
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price International Discovery Fund

T. Rowe Price International Value Equity Fund

T. Rowe Price New Income Fund

T. Rowe Price Overseas Stock Fund

T. Rowe Price Personal Strategy Growth Fund

T. Rowe Price Retirement 2005 Fund

T. Rowe Price Retirement 2010 Fund

T. Rowe Price Retirement 2015 Fund

T. Rowe Price Retirement 2020 Fund

T. Rowe Price Retirement 2025 Fund

T. Rowe Price Retirement 2030 Fund

T. Rowe Price Retirement 2035 Fund

T. Rowe Price Retirement 2040 Fund

T. Rowe Price Retirement 2045 Fund

T. Rowe Price Retirement 2050 Fund

T. Rowe Price Retirement 2055 Fund

T. Rowe Price Retirement 2060 Fund

T. Rowe Price Retirement Balanced Fund

T. Rowe Price Short-Term Bond Fund

T. Rowe Price Summit Municipal Intermediate Fund

T. Rowe Price Tax-Free High Yield Fund

T. Rowe Price Tax-Free Income Fund

T. Rowe Price Tax-Free Short-Intermediate Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

T. Rowe Price International Funds, Inc. | T. Rowe Price International Discovery Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price International Discovery Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price International Funds, Inc. | T. Rowe Price International Value Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price International Value Equity Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price International Funds, Inc. | T. Rowe Price Overseas Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Overseas Stock Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price New Income Fund, Inc. | T. Rowe Price New Income Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price New Income Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Personal Strategy Funds, Inc. | T. Rowe Price Personal Strategy Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Personal Strategy Growth Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Retirement Funds, Inc. | T. Rowe Price Retirement 2005 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Retirement 2005 Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Retirement Funds, Inc. | T. Rowe Price Retirement 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Retirement 2010 Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Retirement Funds, Inc. | T. Rowe Price Retirement 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Retirement 2015 Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Retirement Funds, Inc. | T. Rowe Price Retirement 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Retirement 2020 Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Retirement Funds, Inc. | T. Rowe Price Retirement 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Retirement 2025 Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Retirement Funds, Inc. | T. Rowe Price Retirement 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Retirement 2030 Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Retirement Funds, Inc. | T. Rowe Price Retirement 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Retirement 2035 Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Retirement Funds, Inc. | T. Rowe Price Retirement 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Retirement 2040 Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Retirement Funds, Inc. | T. Rowe Price Retirement 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Retirement 2045 Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Retirement Funds, Inc. | T. Rowe Price Retirement 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Retirement 2050 Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Retirement Funds, Inc. | T. Rowe Price Retirement 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Retirement 2055 Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Retirement Funds, Inc. | T. Rowe Price Retirement 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Retirement 2060 Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Retirement Funds, Inc. | T. Rowe Price Retirement Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Retirement Balanced Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Short-Term Bond Fund, Inc. | T. Rowe Price Short-Term Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Short-Term Bond Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Summit Municipal Funds, Inc. | T. Rowe Price Summit Municipal Intermediate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Summit Municipal Intermediate Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Tax-Free High Yield Fund, Inc. | T. Rowe Price Tax-Free High Yield Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Tax-Free High Yield Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Tax-Free Income Fund, Inc. | T. Rowe Price Tax-Free Income Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Tax-Free Income Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. | T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpifi_SupplementTextBlock	T. Rowe Price Tax-Free Short-Intermediate Fund

Supplement to Summary Prospectuses and Prospectuses

The paragraph above the “Fees and Expenses” table is supplemented as follows:

You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.